ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
Accrued Liabilities and Other Payables [Abstract]
Accrued Expenses and Other Current Liabilities Disclosure [Text Block]
15.	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	December 31,
	2012	2011

Wages and welfare payables	$52,938	$-
Accrued expenses	194,331	272,063
Other payables	1,612,385	944,488
	$1,859,654	$1,216,551

Other payables consist of amounts owed by the Company to various unrelated entities that are incurred in the normal course of business operations. These liabilities do not carry any interest rate and will be repayable on demand.